SCHEDULE OF INVENTORIES (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw material	$ 142,519	$ 62,462
Work in process	15,265	15,315
Finished goods-health supplements		521	6,201
Drugs, pharmaceutical and nutritional products	486,273	412,129	122,966
Food and beverage, hotel supplies and consumables	77,600	82,646	104,287
Total	721,657	573,073	233,454
Less: reserve for inventory	78,034	73,821	0
Total inventories, net	$ 643,623	$ 499,252	$ 233,454